Right-of-Use Assets and Lease Liabilities - Schedule of Maturity Analysis of Future Minimum Lease Payments (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Maturity Analysis of Future Minimum Lease Payments [Abstract]
2027	$ 34,052,184	$ 4,343,391
2028	33,706,884	4,299,347
2029	33,092,139	4,220,936
2030	31,247,904	3,985,702
2031	31,234,104	3,983,942
2032	15,615,672	1,991,795
Total minimum lease payments	178,948,887	22,825,113
Less: interest component	(25,366,565)	(3,235,531)
Present value of minimum lease payments	$ 153,582,322	$ 19,589,582	$ 2,364,824